Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Invesco Peak Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO PEAK RETIREMENTTM 2045 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco Capital Management LLC (Invesco Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.

The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.

The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.

The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak RetirementTM Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.

Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their weightings at the end of the most recently completed fiscal year is located in the Fund’s annual report.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

		In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund and the Underlying Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.

Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares of an underlying ETF. This risk may be heightened to the extent that securities held by an underlying ETF are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units for an underlying ETF, this may result in a significantly diminished trading market for shares of an underlying ETF, and the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Bank Loan Risk. There are a number of risks associated with an investment in bank loans including, credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair an underlying fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to an underlying fund. As a result, an underlying fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause an underlying fund to lose income or principal on a particular investment, which in turn could affect the underlying fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. The interest income generated by a portfolio of senior loans is often determined by a fixed credit spread over the London Interbank Offered Rate (LIBOR). On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on an underlying fund or the instruments in which an underlying fund invests cannot yet be determined.

Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.

Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.

Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a result of an announcement by the Internal Revenue Service (IRS), an underlying fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the Investment Company Act of 1940, as amended (1940 Act), or (b) indirectly through a wholly-owned foreign subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned foreign subsidiary (which guidance might be applied to the underlying fund retroactively), it could, among other consequences, limit the underlying fund’s ability to pursue its investment strategy.

Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes.

Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.

Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.

Correlation Risk. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by an underlying fund’s adviser, an underlying fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.

Covenant Lite Loans Risk. Because covenant lite loans contain few or no financial maintenance covenants, covenant lite loans may not include terms that permit the lender of the loan to monitor the borrower’s financial performance and, if certain criteria are breached, declare a default, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. As a result, an underlying fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to an underlying fund, especially during a downturn in the credit cycle.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to an underlying fund.

Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.

Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.

Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.

Exchange-Traded Funds Cash Transaction Risk. The Fund may invest in certain types of exchange-traded funds that, unlike most conventional exchange-traded funds, intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of those exchange-traded funds’ investments. As such, an investment in shares of such exchange-traded funds may be less tax efficient than an investment in shares of conventional exchange-traded funds which utilize an entirely in-kind redemption process. Also, there may be a substantial difference in the after-tax rate of return between such exchange-traded funds and conventional exchange-traded funds.

Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or industry group, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, an underlying fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups, or the market as a whole.

Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.

Financial Services Sector Risk. An underlying fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies. Financial services companies may also have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.

Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.

Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.

Growth Investing Risk. The market values of “growth” stocks may be more volatile than other types of investments. The returns on growth stocks may or may not move in tandem with the returns on other types of investments or the overall stock market. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile. Thus, the value of investments in growth securities will vary and at times may be lower than that of other types of investments.

High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.

Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.

Inflation-Indexed Securities Risk. Inflation-indexed securities typically provide principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. Conversely, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. An underlying fund's or the Fund’s income from its investments in inflation-indexed securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed income securities.

Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's or the Fund’s gross income, even though no cash attributable to such gross income has been received by the underlying fund or the Fund. In such event, the underlying fund or the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund or the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund or the Fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund or the Fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to shareholders. The cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the recent exit of the United Kingdom (UK), could place its currency and banking system in jeopardy. The exit by other member states could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect an underlying fund’s investments.

Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Limited Number of Holdings Risk. An underlying fund holds a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on an underlying fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in an underlying fund.

Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.

Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of an underlying fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.

Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and an underlying fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, an underlying fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.

Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.

The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.

The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).

Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.

Risk of Subordinated Debt. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.

Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.

Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.

Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.

Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which an underlying fund and the Subsidiary, respectively, are organized, could result in the inability of an underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect an underlying fund and its shareholders.

TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.

Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact an underlying fund’s investments in Taiwan and Hong Kong. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors.

Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on an underlying fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

Additionally, developing countries, such as those in Greater China, may subject an underlying fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of an underlying fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which an underlying fund invests. Chinese taxes that may apply to an underlying fund’s investments include income tax or withholding tax on dividends, interest or gains earned by an underlying fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for an underlying fund.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by an underlying fund. In certain circumstances, market quotations may not be readily available for some underlying fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Underlying fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that an underlying fund could sell a portfolio security for the value established for it at any time, and it is possible that an underlying fund would incur a loss because a security is sold at a discount to its established value.

Valuation Time Risk. An underlying exchange-traded fund may invest in securities of foreign issuers and, because foreign exchanges may be open on days when an underlying fund does not price its shares, the value of the non-U.S. securities in an underlying fund’s portfolio may change on days when investors are not able to purchase or sell an underlying fund’s shares. As a result, trading spreads and the resulting premium or discount on an underlying fund’s shares may widen, and, therefore, increase the difference between the market price of an underlying fund’s shares and the NAV of such shares.

Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.

Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.

Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, an underlying fund’s expenses could absorb all or a portion of an underlying fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

		Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark and a style-specific benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

		Updated performance information is available on the Fund's website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark and a style-specific benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2020): -19.06% Best Quarter (ended March 31, 2019): 10.78% Worst Quarter (ended December 31, 2018): -10.84%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Peak Retirement 2045 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	12.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	12.49%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
1 Year	rr_ExpenseExampleYear01	$ 628
3 Years	rr_ExpenseExampleYear03	3,034
5 Years	rr_ExpenseExampleYear05	5,058
10 Years	rr_ExpenseExampleYear10	8,817
1 Year	rr_ExpenseExampleNoRedemptionYear01	628
3 Years	rr_ExpenseExampleNoRedemptionYear03	3,034
5 Years	rr_ExpenseExampleNoRedemptionYear05	5,058
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,817
2018	rr_AnnualReturn2018	(7.90%)
2019	rr_AnnualReturn2019	21.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.84%)
1 Year	rr_AverageAnnualReturnYear01	15.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Invesco Peak Retirement 2045 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	12.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	12.49%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	$ 259
3 Years	rr_ExpenseExampleYear03	2,808
5 Years	rr_ExpenseExampleYear05	5,000
10 Years	rr_ExpenseExampleYear10	8,962
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,808
5 Years	rr_ExpenseExampleNoRedemptionYear05	5,000
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,962
1 Year	rr_AverageAnnualReturnYear01	19.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Invesco Peak Retirement 2045 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	12.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	12.49%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	2,689
5 Years	rr_ExpenseExampleYear05	4,848
10 Years	rr_ExpenseExampleYear10	8,822
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,689
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,848
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,822
1 Year	rr_AverageAnnualReturnYear01	21.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Invesco Peak Retirement 2045 Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	12.49%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	2,568
5 Years	rr_ExpenseExampleYear05	4,691
10 Years	rr_ExpenseExampleYear10	8,672
1 Year	rr_ExpenseExampleNoRedemptionYear01	57
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,568
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,691
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,672
1 Year	rr_AverageAnnualReturnYear01	22.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Invesco Peak Retirement 2045 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	12.18%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	2,516
5 Years	rr_ExpenseExampleYear05	4,610
10 Years	rr_ExpenseExampleYear10	8,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	57
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,516
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,610
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,579
1 Year	rr_AverageAnnualReturnYear01	22.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Invesco Peak Retirement 2045 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	12.18%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	2,516
5 Years	rr_ExpenseExampleYear05	4,610
10 Years	rr_ExpenseExampleYear10	8,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	57
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,516
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,610
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,579
1 Year	rr_AverageAnnualReturnYear01	22.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Invesco Peak Retirement 2045 Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Invesco Peak Retirement 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
Invesco Peak Retirement 2045 Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.02%
Since Inception	rr_AverageAnnualReturnSinceInception	11.39%
Invesco Peak Retirement 2045 Fund | Custom Invesco Peak Retirement 2045 Benchmark (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.42% and excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.81%, 1.56%, 1.06%, 0.56%, 0.56% and 0.56% respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.